GOODWILL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF GOODWILL AND INTANGIBLES

	June 30, 2026	December 31, 2025
Axxum	$5,153,266	$5,153,266
Cloudburst	1,439,038	1,439,038
SLG	14,646,146	14,250,204
Secuvant (1)	6,378,948	—
Goodwill and intangibles	$27,617,398	$20,842,508

(1)	Goodwill related to Secuvant is preliminary and currently includes intangible assets. The company is engaging valuation service consultants and anticipates being able to determine the stand-alone value of separately identifiable intangible assets related to this acquisition.

Table 9: Details of Goodwill
	As of December 31,
	2025	2024
Axxum	$5,153,266	$5,153,266
Cloudburst	1,439,038	1,439,038
SLG	14,250,204	-
Goodwill	$20,842,508	$6,592,304